NONCONTROLLING INTEREST	6 Months Ended
Jun. 30, 2022
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 11 – NON-CONTROLLING INTEREST

Non-controlling interest is classified as a separate line item in the equity section and disclosures in the Group’s condensed consolidated financial statements have distinguished the interest of the Group from the interest of the non-controlling interest holder. Prior to 2021, non-controlling interest represented Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd., 49% ownership of which was owned by an unrelated third party. Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. was dissolved in 2021 and deconsolidated in consolidated financial statements ended December 31, 2021. Non-controlling interest in 2021 represented Mansions Estate, 49% ownership of which was owned by two other unrelated parties. Mansions Estate commenced its business in UK in August 2021. In May 2022, the Company acquired the 49% equity interests in Mansions Estate owned by the two unrelated parties with a consideration of two dollars. There is no non-controlling interest as of June 30, 2022.

Amount
Non-controlling interest at December 31, 2019	$(178,806)
Net loss attributable to non-controlling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to non-controlling interest	9,132
Noncontrolling interest at December 31, 2020	$(173,820)
Deconsolidated non-controlling interest in 2021	173,820
Net loss attributable to non-controlling interest - 2021	(7,048)
Foreign currency translation adjustment attributable to non-controlling interest	143
Non-controlling interest at December 31, 2021	$(6,905)
Reclassified to retained deficits - January 1, 2022	7,048
Reclassified to accumulated other comprehensive income - January 1, 2022	(143)
Non-controlling interest at June 30, 2022	$—